Related Party Transactions	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

• The CEO’s wife is a bookkeeper at $1,000 per week,

• The CEO and CTO’s father is a researcher at $1,200 per week, and

• The CEO and CTO’s mother is a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has employment arrangements with its executive officers which are described under Commitments and Contingencies.

The Company has entered into a series of credit facilities with its largest principal stockholder as more fully described in Convertible Note Agreement.

In addition to the Chief Executive Officer (CEO) and the Chief Technology Officer (CTO) the following related parties are employed at GelTech:

·	the CEO’s wife as a bookkeeper at $1,000 per week,

·	the CEO and CTO’s father is a researcher at $1,000 per week, and

·	the CEO and CTO’s mother as a receptionist at $600 per week.

We believe all of these salaries are at or are below the going rate of what such services would cost on the open market.

The Company has entered into employment agreements with its executive officers which are described under Commitments and Contingencies.

On May 29, 2009, GelTech Solutions, Inc. (the “Company”) entered into a Credit Enhancement and Financing Security Agreement (the “Agreement”) with the Company’s largest stockholder.  Also on May 29, 2009, the Company entered into a $2,500,000 Revolving Line of Credit Agreement (the “Credit Agreement”) and borrowed $1,550,000 under the Credit Agreement (See Convertible note agreement).

On May 20, 2010, the Company and its largest stockholder entered into a one year extension of the $2.5 million line of credit agreement.  In exchange for the one year extension, the Company gave its largest stockholder 150,000 shares of common stock, two year warrants to purchase 150,000 shares of the Company’s common stock at an exercise price of $1.50 per share and a payment of $60,000 (See Convertible note agreement).

In February 2011, the Company renegotiated its Line of Credit Agreement with its largest stockholder  (see Convertible note agreement.)